Summary of Significant Accounting Policies - Changes in Partnership's Capitalized Dry Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Roll Forward]	$ 3,219,681	$ 3,442,996
Beginning balance	1,016,050
Ending balance	932,414	1,016,050
Dry-docking Activity
Property, Plant and Equipment [Line Items]
Beginning balance	58,311	51,020	$ 31,239
Transfer to vessel held for sale and write-down of vessels	(3,920)	(3,367)	(896)
Dry-dock amortization	(18,101)	(17,394)	(15,383)
Ending balance	60,639	58,311	51,020
Property, Plant and Equipment, Additions	24,349	18,870	36,060
Dry-docking Activity | Evergas
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions	$ 0	$ 9,182	$ 0